UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

ALL  INFORMATION  REQUIRED  OF  INSTITUTIONAL  INVESTMENT  MANAGERS  PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calender Year or Quarter Ended 9/30/99

Check here if Amendment [ ];
Amendment  Number:  ____
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Payden & Rygel
Address:          333 South Grand Avenue
                  Los Angeles, CA 90071

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward S. Garlock
Title:            Secretary
Phone:            213-625-1900

Signature, Place, and Date of Signing:

/s/
Los Angeles, CA
11/15/99

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:    54

Form 13F Information Table Value Total: $139,615


List of Other Included Managers:

NONE


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

                             Title of                   Value       Shares/  SH/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                Class         CUSIP      (x$1000)     PRN AMT  PRN   Call   Dscrtn  Managers   Sole   Shared  None
--------------                -----         -----      --------     -------  ---   ----  -------- --------   ----   ------  ----
AGCO Corp                     CMN          001084102        141     10,840    SH           SOLE             10,840
Amresco                       CMN          031909104         49     16,400    SH           SOLE             16,400
Apria Healthcare Grp          CMN          037933108        227     13,550    SH           SOLE             13,550
Arctic Cat Inc.               CMN          039670104        103     10,770    SH           SOLE             10,770
Argosy Gaming Co.             CMN          040228108        190     14,350    SH           SOLE             14,350
Armco Inc.                    CMN          042170100        107     15,340    SH           SOLE             15,340
At&t                          CMN          001957109      8,195    188,398    SH           SOLE            188,398
Aztar Corp                    CMN          054802103        229     19,630    SH           SOLE             19,630
Caterpillar Inc               CMN          149123101     12,811    233,726    SH           SOLE            233,726
Chevron Corp.                 CMN          166751107     12,819    144,445    SH           SOLE            144,445
CompUSA Corp                  CMN          204932107        101     16,460    SH           SOLE             16,460
Delphi Automotive Sys.        CMN          247126105      1,754    109,200    SH           SOLE            109,200
Du Pont (e.i.) De Nemours     CMN          263534109     10,868    178,537    SH           SOLE            178,537
Eastman Kodak                 CMN          277461109     13,244    175,558    SH           SOLE            175,558
Ethyl Corp                    CMN          297659104         70     17,940    SH           SOLE             17,940
Exxon Corp.                   CMN          302290101     12,831    168,972    SH           SOLE            168,972
General Motors                CMN          370442105      9,833    156,240    SH           SOLE            156,240
Goodyear Tire                 CMN          382550101      3,686     76,600    SH           SOLE             55,700
Harrah's Enter                CMN          413619107        263      9,480    SH           SOLE              9,480
Hexcel Corp                   CMN          428291108         68     11,720    SH           SOLE             11,720
Inacom Corp                   CMN          45323G109        143     15,540    SH           SOLE             15,540
Indymac Mortgage Housing      CMN          456607100        202     13,440    SH           SOLE             13,440
Information Resources         CMN          456905108        120     10,840    SH           SOLE             10,840
Interdigital Comm Corp        CMN          45866A105         96     17,540    SH           SOLE             17,540
International Home Foods      CMN          459655106        357     20,410    SH           SOLE             20,410
International Paper Co.       CMN          460146103      9,334    194,219    SH           SOLE            194,219
Iomega Corp Designs           CMN          462030107        167     49,410    SH           SOLE             49,410
J.p. Morgan & Company         CMN          616880100     11,719    102,572    SH           SOLE            102,572
Kinross Gold Corp             CMN          496902107        232     80,800    SH           SOLE             80,800
Laboratory Crp Of Amer Hlds   CMN          50540R102         88     32,030    SH           SOLE             32,030
Manpower Inc.                 CMN          56418H100        258      8,870    SH           SOLE              8,870
Maxtor Corp                   CMN          577729205        255     38,720    SH           SOLE             38,720
Merck & Co., Inc.             CMN          589331107        353      5,450    SH           SOLE              5,450
Meristar Hospitality Corp     CMN          58984Y103        172     11,250    SH           SOLE             11,250
Microsoft Corp                CMN          594918104        298      3,290    SH           SOLE              3,290
Minnesota Mining And Manu.    CMN          604059105     15,251    158,762    SH           SOLE            158,762
Modis Professional Serv       CMN          607830106        190     14,350    SH           SOLE             14,350
Musicland                     CMN          62758B109        176     20,150    SH           SOLE             20,150
NCI Building Systems Inc      CMN          628852105        173     10,440    SH           SOLE             10,440
Old Republic                  CMN          680223104        173     11,970    SH           SOLE             11,970
Pep-Boys                      CMN          713278109        177     11,880    SH           SOLE             11,880
Phillip Morris Companies      CMN          718154107      9,326    272,789    SH           SOLE            272,789
Players International Inc     CMN          727903106        217     29,270    SH           SOLE             29,270
Protection One Inc            CMN          743663304         78     19,480    SH           SOLE             19,480
Reinsurance Group Of America  CMN          759351109        266     10,370    SH           SOLE             10,370
Risk Capital Holdings         CMN          767711104        217     13,910    SH           SOLE             13,910
Sinclair Broadcast Group      CMN          829226109        194     21,370    SH           SOLE             21,370
Solutia Inc.                  CMN          834376105        346     19,360    SH           SOLE             19,360
Storage Tech Corp             CMN          862111200        284     12,470    SH           SOLE             12,470
Sybase Inc.                   CMN          871130100        220     18,640    SH           SOLE             18,640
Ultramar Diamond Shamrock     CMN          904000106        208      8,140    SH           SOLE              8,140
Unigraphics Solutioins        CMN          904928108        214      7,880    SH           SOLE              7,880
Viad Corp                     CMN          92552R109        299      9,650    SH           SOLE              9,650
Walter Industries Inc         CMN          93317Q105        223     16,510    SH           SOLE             16,510

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